Consolidated Statements of Changes in Equity (Parenthetical) - € / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020
Dividend paid per share (in euros per share)	€ 3.33	€ 3.20	€ 3.15
Euroapi
Exceptional supplementary dividend, in percentage	58.00%